SCHEDULE OF CHANGES IN THE WARRANT LIABILITY (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Derivative Warrants Liabilities
Balance	$ 24,517,927	$ 958,146
Issuance of February 2025 warrants	20,434,668	7,360,662
Changes in fair value of warrants	(30,389,592)	28,866,166
Reclassification to equity on exercise of warrants	(14,531,624)	(12,667,047)
Balance	$ 31,379	$ 24,517,927